Vessels - Expected future purchase commitment payments (Details) - Ballast Water Treatment Systems and Scrubbers [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 121,687
Less than 1 month [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	24,059
1-3 months [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	29,146
3 months to 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	55,838
1 - 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	12,644
Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 0